Related Party (Details)												1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Nov. 08, 2024 USD ($) shares	Jun. 25, 2024 USD ($)	Jun. 24, 2024 USD ($)	Jun. 21, 2024 USD ($)	Mar. 28, 2024 USD ($) shares	Dec. 26, 2023 USD ($)	Nov. 21, 2023 USD ($) shares	Jun. 27, 2023	May 15, 2023 USD ($) item	Sep. 01, 2022 USD ($)	Nov. 12, 2021 USD ($)	Aug. 31, 2024 shares	Jun. 30, 2024 shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) item shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2024 USD ($)	Jan. 31, 2024 USD ($)	Jan. 22, 2024 USD ($)	Nov. 01, 2023	Oct. 04, 2023	Aug. 17, 2023 USD ($)	May 05, 2023 USD ($)	Mar. 29, 2023 USD ($)	Feb. 02, 2023 USD ($)	Oct. 24, 2022 USD ($)	Jun. 07, 2021 USD ($)
Related Party
Common stock, shares issued | shares														15,362,278			15,362,278		4,639,643
Common stock, value issued														$ 1,536			$ 1,536		$ 464
Due to related party														$ 456,858			$ 456,858		$ 338,506
Other Liability, Current, Related Party [Extensible Enumeration]														Related party			Related party		Related party	Related party
Proceeds from loan payable, related party																		$ 120,000
Amortization of discount on note payable																	$ 7,000	93,000
Shares issued for services performed by A.G.P. | shares												200,000	2,500
Due from related party														$ 560,380			$ 560,380
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]														Related party			Related party		Related party
General and administrative														$ 2,170,217		$ 224,874	$ 2,830,615	832,513
Prepaids and other current assets														1,606,469			1,606,469		$ 79,920
Share-based compensation expense														349,095		$ 0	381,084	$ 0
Note receivable, related party														$ 245,500			$ 245,500
Financing Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]														Related party			Related party		Related party
Interest income														$ 0			$ 0
Advances repaid																	47,800
Preferred shares issued to settle idoc debt as part of the consideration in the acquisition															$ 220,000
IDoc Virtual Telehealth Solutions, Inc
Related Party
Interest accrued					$ 2,000
Series A Preferred Stock
Related Party
Shares issued for services performed by A.G.P. | shares							4,370
IDoc Virtual Telehealth Solutions, Inc
Related Party
Common stock, shares issued | shares																			4,978	4,978
Common stock, value issued																			$ 4,978	$ 4,978
Other Liability, Current, Related Party [Extensible Enumeration]																			Related party	Related party
Proceeds from loan payable, related party									$ 200,000										$ 200,000
Principal balance of promissory note					$ 224,000														200,000
Shares to sponsor debt settlement (shares) | shares					114,000
Loan payable, related party, net of discount																			200,000
Amortization of discount on note payable																			51,816	$ 19,712
Accrued interest on Exchange and Additional Bridge Notes																			0
Due from related party																			$ 1,008,101	$ 678,936
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]																			Related party	Related party
General and administrative																			$ 6,052,031	$ 1,824,460
Prepaids and other current assets																			123,205	100,000
Note receivable, related party																			$ 245,500	$ 336,000
Financing Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]																			Related party	Related party
Debt Conversion, Amount							$ 66,667
Annual fixed interest rate (in percentage)																			8.50%					3.00%
DHAC
Related Party
Common stock, value issued																			$ 350	$ 347
Due to related party																			$ 117,871	$ 43,900
Other Liability, Current, Related Party [Extensible Enumeration]																			Related party	Related party
Proceeds from loan payable, related party																			$ 576,500	$ 350,000
Accrued interest on Exchange and Additional Bridge Notes																			23,964
General and administrative																			2,593,765	3,594,967
Advances repaid																			21,066
DHAC | Subsequent Event | Promissory Note Related Party
Related Party
Principal balance of promissory note																						$ 405,000	$ 200,000
SCS Capital Partners LLC | Quantum Investor
Related Party
Ownership percentage							40.74%
Promissory Note | SCS Capital Partners LLC | Promissory Note with Related Party
Related Party
Maximum borrowing capacity of related party promissory note																										$ 315,000
Quantum Convertible Note
Related Party
Original issue discount (in percentage)							7.00%
Principal balance of promissory note							$ 3,000,000
Default interest rate		18.00%
Total interest expense														90,739			95,739
Annual fixed interest rate (in percentage)		12.00%
DHAC
Related Party
Preferred shares issued to settle idoc debt as part of the consideration in the acquisition															$ 1,268,000
Related party
Related Party
Loan payable, related party, net of discount														471,651			471,651		323,000
Related party | VSee Lab, Inc
Related Party
Due to related party														0			0		338,506	210,796
Employee | VSee Lab, Inc
Related Party
Employee subscription of shares in cash																				$ 127,710
Employee subscription of shares (in shares) | shares																				597,000
Common stock, shares issued | shares																				239,424
CEO | IDoc Virtual Telehealth Solutions, Inc
Related Party
Cash received from related party towards future operating expenses																			136,981	$ 146,684
Office space lease payments																			186,000	162,000
CEO | Milton Chen | Promissory note one
Related Party
Loan payable, related party, net of discount														121,000			121,000		121,000
Amortization of discount on note payable														0			0
Interest expense														7,865			23,595
Total interest expense																	23,595
Accrued interest on Exchange and Additional Bridge Notes														41,525			41,525
CEO | Milton Chen | Promissory note one | VSee Lab, Inc
Related Party
Proceeds from loan payable, related party																				$ 110,000
Original issue discount (in percentage)																												10.00%
Principal balance of promissory note																												$ 121,000
Interest rate								12.00%
Default interest rate								26.00%
Accrued interest on Exchange and Additional Bridge Notes																			17,930
CEO | Milton Chen | Promissory note two
Related Party
Default interest rate								26.00%
Loan payable, related party, net of discount														132,000			132,000		132,000
Amortization of discount on note payable														0			0
Interest expense														8,580			25,740
Total interest expense																	25,740
Accrued interest on Exchange and Additional Bridge Notes														46,860			46,860
CEO | Milton Chen | Promissory note two | VSee Lab, Inc
Related Party
Original issue discount (in percentage)																												10.00%
Principal balance of promissory note																												$ 132,000
Interest rate								12.00%
Accrued interest on Exchange and Additional Bridge Notes																			21,120
CEO | Milton Chen | Promissory note three
Related Party
Loan payable, related party, net of discount														77,000			77,000
Amortization of discount on note payable														0			7,000
Interest expense														5,005			12,320
Total interest expense														5,005			19,320
Accrued interest on Exchange and Additional Bridge Notes														$ 12,320			$ 12,320
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]														Related party			Related party
CEO | Milton Chen | Promissory note three | VSee Lab, Inc
Related Party
Original issue discount (in percentage)						10.00%
Principal balance of promissory note						$ 77,000
Interest rate						12.00%
Default interest rate						26.00%
Loan payable, related party, net of discount																			70,000
Accrued interest on Exchange and Additional Bridge Notes																			0
CEO | Imo Aisiku
Related Party
Due from related party														$ 795,380			$ 795,380
Note receivable, related party														245,500			245,500
CEO | Imo Aisiku | IDoc Virtual Telehealth Solutions, Inc
Related Party
Interest rate									0.00%	0.00%
Note receivable with principal balance										$ 336,000
Accredited Investor
Related Party
Loan payable, related party, net of discount														141,651			141,651
Fair value adjustments																	58,349
Interest income																	$ 0
Number of deployed telepresence robots rights held | item																	8
Percentage of monthly revenue generated from telepresence robots, considered for payment																	80.00%
Accredited Investor | IDoc Virtual Telehealth Solutions, Inc
Related Party
Principal balance of promissory note									$ 200,000					200,000			$ 200,000
Number of deployed telepresence robots rights held | item									8
Percentage of monthly revenue generated from telepresence robots, considered for payment									80.00%
Telepresence robots deployed | item									8								8
Accredited Investor | IDoc Virtual Telehealth Solutions, Inc | Minimum
Related Party
Total number of deployed telepresence robots | item									12								13
Accredited Investor | IDoc Virtual Telehealth Solutions, Inc | Maximum
Related Party
Total number of deployed telepresence robots | item									20								20
Sponsor Affiliates | Subsequent Event
Related Party
Due to related party	$ 52,000
Number of shares issued on conversion of debt | shares	202,500
Debt Conversion, Amount	$ 405,000
Sponsor Affiliates | DHAC
Related Party
Proceeds from loan payable, related party			$ 504,659
Sponsor Affiliates | DHAC
Related Party
Due to related party														$ 456,858			$ 456,858
Advances repaid		$ 47,800
Sponsor | DHAC
Related Party
Due to related party																			$ 117,871
Sponsor | DHAC | Promissory Note with Related Party
Related Party
Principal balance of promissory note																														$ 350,000
Advances repaid											$ 602,720
Maximum borrowing capacity of related party promissory note																															$ 625,000
Sponsor | DHAC | Promissory Note with Related Party | Series A Preferred Stock
Related Party
Number of shares issued on conversion of debt | shares							350
Debt Conversion, Amount							$ 350,000
Sponsor | DHAC | Promissory Note with Related Party | Series A Preferred Stock
Related Party
Debt Conversion, Amount							350,000
Affiliate Of The Sponsor
Related Party
Expense per month				$ 12,500
Related Party, Agreement Term				12 months
Related Party, Agreement Extension Term				6 months
Common stock, shares issued | shares														2,500			2,500
Common stock, value issued				$ 25,000										$ 25,000			$ 25,000
Office space lease payments				$ 2,500
Payments to related parties														60,000
General and administrative														45,000
Prepaids and other current assets														15,000			$ 15,000
Share-based compensation expense														$ 31,250
Affiliate Of The Sponsor | Subsequent Event
Related Party
Common stock, value issued																					$ 25,000
Affiliate Of The Sponsor | DHAC | Promissory Note with Related Party | Series A Preferred Stock
Related Party
Debt Conversion, Amount							$ 153,000
Affiliate Of The Sponsor | SCS Capital Partners LLC | Promissory Note with Related Party
Related Party
Principal balance of promissory note																										565,000
Affiliate Of The Sponsor | SCS Capital Partners LLC | Promissory Note with Related Party | Series A Preferred Stock
Related Party
Number of shares issued on conversion of debt | shares							765
Debt Conversion, Amount							$ 765,000
Affiliate Of The Sponsor | Unsecured Promissory Note | DHAC | Promissory Note with Related Party
Related Party
Principal balance of promissory note																													$ 250,000
Affiliate Of The Sponsor | Unsecured Promissory Note | SCS Capital Partners LLC | Promissory Note with Related Party
Related Party
Principal balance of promissory note																													$ 250,000
Affiliate Of The Sponsor | Promissory Note | DHAC
Related Party
Annual fixed interest rate (in percentage)																									10.00%
Affiliate Of The Sponsor | Promissory Note | DHAC | Promissory Note with Related Party
Related Party
Principal balance of promissory note																										$ 565,000	$ 200,000
Annual fixed interest rate (in percentage)																											10.00%
Affiliate Of The Sponsor | Promissory Note | SCS Capital Partners LLC | Promissory Note with Related Party
Related Party
Principal balance of promissory note																											$ 200,000
Annual fixed interest rate (in percentage)																											10.00%
Office expense
Related Party
General and administrative							$ 153,000
Office expense | Series A Preferred Stock
Related Party
Shares issued for services performed by A.G.P. | shares							153
Quantum Investor | Quantum Convertible Note
Related Party
Original issue discount (in percentage)							7.00%
Principal balance of promissory note							$ 3,000,000